LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LEASES
2022 / 2023	¥ 36,025		¥ 30,429
2023 / 2024	7,145		26,071
2024 / 2025	3,282		4,536
2025			3,096
Total	46,452		¥ 64,132
Less: imputed interest	(1,338)
Operating lease liabilities	45,114
Operating lease liabilities, current	(34,975)
Long-term operating lease liabilities	¥ 10,139	$ 1,470